Annual Operating Expenses - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF - Fidelity Systematic Municipal Bond Index ETF
	Dec. 27, 2024
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.05%

[1]	A Based on estimated amounts for the current fiscal year.